Additional Information-Condensed Financial Statements of Weibo Corporation	12 Months Ended
Dec. 31, 2017
Additional Information-Condensed Financial Statements of Weibo Corporation
Additional Information-Condensed Financial Statements of Weibo Corporation

18. Additional Information—Condensed Financial Statements of Weibo Corporation

The condensed financial information of Weibo Corporation has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company used equity method to account for the investment in its subsidiaries, VIE and VIE’s subsidiaries.

The operations of the Company, its subsidiaries, VIE and VIE’s subsidiaries were included in the consolidated financial statements, whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company’s stand-alone financial information, its investment in subsidiaries, VIE and VIE’s subsidiaries were reported using equity method of accounting.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiaries and VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE are restricted in their ability to transfer a portion of their net assets to the Company, either in the form of dividends, loans or advances.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2016 and 2017, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Group, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of Weibo Corporation

Balance Sheets

(In thousands, except for par value)

	As of December 31,
	2016	2017

ASSETS
Current assets:
Cash and cash equivalents	$7,235	$113,783
Short-term investments	30,401	782,530
Prepaid expenses and other current assets	5,682	5,579

Total current assets	43,318	901,892
Long-term investments	349,502	376,579
Investment in subsidiaries, VIE and VIE’s subsidiaries	367,114	808,150
Amount due from SINA	89	—

Total assets	$760,023	$2,086,621

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued and other liabilities	$6,132	$13,765
Convertible debt	—	879,983
Long-term Liabilities	666	286

Total liabilities	$6,798	$894,034

Commitments and contingencies

Shareholders’ equity:
Shareholders’ equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 218,076 and 222,706 shares (including 120,927 Class A ordinary shares and 101,779 Class B ordinary shares) issued and outstanding as of December 31, 2016 and 2017, respectively.	$55	$56
Additional paid-in capital	979,805	1,030,048
Accumulated other comprehensive income (loss)	(26,994)	9,534
Retained earnings (Accumulated deficit)	(199,641)	152,949

Total shareholders’ equity	753,225	1,192,587

Total liabilities and shareholders’ equity	$760,023	$2,086,621

Condensed Financial Information of Weibo Corporation

Statements of Comprehensive Income

(In thousands)

	Year Ended December 31,
	2015	2016	2017

Operating loss	$(1,279)	$(1,891)	$(945)
Interest and other income (expenses), net	4,759	1,763	(1,941)
Investment related impairment	—	(23,822)	—
Share of income of subsidiaries, VIE, and VIE’s subsidiaries	31,265	131,977	355,476

Net income attributable to Weibo	34,745	108,027	352,590

Other comprehensive income (loss)
Currency translation adjustments (net of tax of nil, nil, and nil for 2015, 2016 and 2017, respectively)	(7,601)	(18,624)	37,523
Available-for-sale securities:
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2015, 2016, and 2017, respectively)	(198)	(2,557)	(995)
Reclassification adjustment for net loss included in net income (net of tax of nil, nil, and nil for 2015, 2016, and 2017, respectively)	—	4,822	—

Net change, net of tax	(198)	2,265	(995)

Total comprehensive income	$26,946	$91,668	$389,118

Condensed Financial Information of Weibo Corporation

Statements of Cash flow

(In thousands)

	2015	2016	2017

Net cash provided by operating activities	$5,317	$1,025	$3,996

Purchase of short-term investments	(148,863)	(30,046)	(781,000)
Maturity of short-term investments	218,762	97,798	30,046
Investments and prepayments on equity investments	(247,200)	(120,000)	(28,072)
Investment in subsidiaries	(4,978)	(6,535)	—

Net cash used in investing activities	(182,279)	(58,783)	(779,026)

Proceeds from convertible debt, net of debt issuance costs	—	—	879,293
Proceeds from employees options exercised	7,822	4,183	2,285
Loan from SINA	—	—	60,000
Repayment of loan from SINA	—	—	(60,000)

Net cash provided by financing activities	7,822	4,183	881,578

Net increase (decrease) in cash and cash equivalents	$(169,140)	$(53,575)	$106,548

Cash and cash equivalents at the beginning of year	$229,950	$60,810	$7,235
Cash and cash equivalents at the end of year	$60,810	$7,235	$113,783
Supplemental schedule of non-cash investing and financing activities
Investment in subsidiaries and VIE directly financed by SINA	$17,582	$18,277	$—